SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other-than-temporary recognized for equity method investments		$ 0	$ 0
Number of operating segment | segment	1	1
Allowance for doubtful accounts balance		$ 100	$ 200